Related Party (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party
Note 16. Related Party Transactions

Affiliates of KKR participated as (i) a lender in the Company’s Senior Secured Credit Facilities discussed in Note 8, “Debt,” (ii) an underwriter in the Company’s initial public offering, and (iii) a provider of services for the debt refinancing transaction. KKR exited its position in the Dollar Term Loan Facility due 2020 during 2015 and did not hold a position in the Dollar Term Loan Facility due 2020 or the Euro Term Loan Facility due 2020 until their extinguishment on August 17, 2017. KKR held a position in the Euro Term Loan Facility due 2024 of €50.0 million for the period of August 17, 2017 to September 30, 2017. KKR Capital Markets LLC, an affiliate of our Sponsor, acted as an underwriter in connection with the initial public offering of the Company’s stock and received underwriter discounts and commissions of approximately $8.9 million. In August 2017, KKR Capital Markets LLC received $1.5 million for services rendered in connection with the debt refinancing transaction.

The Company entered into a monitoring agreement, dated July 30, 2013, with KKR pursuant to which KKR will provide management, consulting and financial advisory services to the Company and its divisions, subsidiaries, parent entities and controlled affiliates. Under the terms of the monitoring agreement the Company is, among other things, obligated to pay KKR (or such affiliate(s) as KKR designates) an aggregate annual management fee in the initial annual amount of $3.5 million, payable in arrears at the end of each fiscal quarter, plus upon request all reasonable out of pocket expenses ($0.0 million and $0.7 million of expenses were incurred for the three month periods ended September 30, 2017 and 2016 and $0.0 million and $0.7 million of expenses were incurred for the nine month periods ended September 30, 2017 and 2016) incurred in connection with the provision of services under the agreement. The management fee increases at a rate of 5% per year effective on January 1, 2014. In connection with the Company’s initial public offering, the monitoring agreement was terminated in accordance with its terms and the Company paid a termination fee of $16.2 million during the nine month period ended September 30, 2017 which is included in the “Selling and administrative expenses” line of the Condensed Consolidated Statements of Operations. The Company incurred management fees to KKR of $1.1 million and $3.0 million for the nine month periods ended September 30, 2017 and 2016, respectively.

Note 21: Related Party

Affiliates of KKR participated as (i) a lender in the Company’s Senior Secured Credit Facilities discussed in Note 10, “Debt” with a position of $41.0 million as of December 31, 2014, (ii) an initial investor in the Company’s Senior Notes discussed in Note 10, “Debt” with a position of $18.7 million as of December 31, 2014, and (iii) advisors in the Merger. KKR exited their positions in the Senior Secured Credit Facilities and the Senior Notes during 2015 and did not hold a position in either as of December 31, 2015 and December 31, 2016.

The Company entered into a monitoring agreement, dated July 30, 2013, with KKR pursuant to which KKR will provide management, consulting and financial advisory services to the Company and its divisions, subsidiaries, parent entities and controlled affiliates. Under the terms of the monitoring agreement the Company is, among other things, obligated to pay KKR (or such affiliate(s) as KKR designates) an aggregate annual management fee in the initial annual amount of $3.5 million, payable in arrears at the end of each fiscal quarter, plus upon request all reasonable out of pocket expenses ($0.7 million, $0.7 million, and $0.0 million for the years ended December 31, 2016, 2015, and 2014 respectively) incurred in connection with the provision of services under the agreement. The management fee increases at a rate of 5% per year effective on January 1, 2014. The Company incurred management fees to KKR of $4.1 million, $3.9 million, and $3.7 million for the years ended December 31, 2016, 2015, and 2014 respectively. Management fees are scheduled to be $4.3 million in 2017. KKR also is entitled to charge the Company a customary fee for services rendered in connection with any subsequent financing, acquisition, disposition, and change in control transactions, as well as a termination fee in the event of an initial public offering or under certain other circumstances. In addition, on July 30, 2013, the Company entered into a separate indemnification agreement with KKR and certain of its affiliates, pursuant to which the Company agreed to provide customary indemnification to KKR and such affiliates.